Filed Pursuant to Rule 497(e)
1933 Act File No. 333-192733
1940 Act File No. 811-22917

ABSOLUTE SHARES TRUST

January 18, 2019

EXPLANATORY NOTE

On behalf of the WBI BullBear Rising Income 2000 ETF, WBI BullBear Value 2000 ETF, WBI BullBear Yield 2000 ETF, WBI BullBear Quality 2000 ETF, WBI BullBear Rising Income 1000 ETF, WBI BullBear Value 1000 ETF, WBI BullBear Yield 1000 ETF, WBI BullBear Quality 1000 ETF, WBI BullBear Global Income ETF, WBI BullBear Global High Income ETF, WBI BullBear Global Rotation ETF, and WBI Power FactorTM High Dividend ETF, each a series of Absolute Shares Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on January 14, 2019; such form of Supplement (Accession Number 0000894189-19-000190) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE